CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,500,643)	$ (17,763,812)	$ (25,360,213)	$ (13,562,641)
operating activities
Depreciation and amortization	218,683	166,094	200,807	242,987
Issuance of common stock for services	153,000	202,820	23,344	0
Issuance of common stock warrants for services	71,220	0	202,820	1,045,000
Modification of warrant-interest expense	244,260
Stock based compensation- warrants		2,194,257
Stock based compensation- stock option grants	1,555,875	570,514	1,028,522	1,702,085
Gain on forgiveness of notes payable - PPP loans	(252,700)
Right of use, net	(20,705)	(1,853)	(1,493)	422
Amortization of debt discount to interest expense	7,272,911	9,071,592	13,722,672	5,662,690
Changes in operating assets and liabilities:
Accounts receivable- related party	46,146
Other long-term assets		11,413	(11,413)	11,414
Accounts payable - trade and accrued expenses	(1,612,959)	404,469	797,337	218,018
Provision on loss on accounts receivable		634
NET CASH (USED IN) OPERATING ACTIVITIES	(3,691,286)	(5,144,506)	(6,850,699)	(3,913,803)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of research and development equipment	(843,557)	(47,553)	(299,525)	(70,134)
NET CASH (USED IN) INVESTING ACTIVITIES:	(843,557)	(74,553)	(299,525)	(70,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable	0	14,209,000	14,209,000	5,639,500
Payments for issuance costs from notes payable		(727,117)	(727,117)	(479,965)
Proceeds from Simple Agreements for Future Equity	0	340,000	340,000	785,000
Settlement of notes payable- PPP loans	(179,103)
Proceeds from note payable - PPP	0	205,633	205,633	226,170
Repayment from Simple Agreements for Future Equity			(253,800)	0
Proceeds from issuance of shares related to debt settlement			0	125,000
Proceeds from issuance of common stock for stock options exercise	13,687	23,344
Proceeds from issuance of common stock for warrant exercise	793,986	713,203	1,313,203	85,575
NET CASH PROVIDED BY FINANCING ACTIVITIES	628,570	14,764,063	15,110,263	6,381,280
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,906,273)	9,572,004	7,960,039	2,397,343
CASH AND CASH EQUIVALENTS, beginning of period	12,258,218	4,298,179	4,298,179	1,900,836
CASH AND CASH EQUIVALENTS, end of period	8,351,945	13,870,183	12,258,218	4,298,179
Supplemental disclosures of cash flow information:
Interest paid	0	0	18,800	0
Taxes paid	0	0	0	1,922
Non-cash investing and financing activities:
Stock based compensation - warrants			2,547,436	0
Beneficial conversion feature	0	9,769,683	9,769,683	3,766,074
Issuance of warrants for services related to debt offering	0	1,667,281	1,667,281	975,326
Cashless warrant exercise (fair value)		493,601	515,975	111,554
Conversion of debt	14,209,000	5,638,275	5,638,275	4,245,448
Conversion of accrued interest	$ 1,136,720	460,185	460,185	351,089
Loss on sale of assets			0	4,663
(Gain) on debt settlement			0	117,200
Loss related to issuance of shares for debt settlement			0	825,000
Accounts receivable			0	63,049
Prepaid expenses			0	6,435
Inventory			0	7,103
Other long term assets		(11,413)	11,413	(11,414)
Issuance of warrant to debt holders		$ 4,439,317	4,439,317	1,824,998
Cashless stock options exercise (fair value)			0	18,298
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity			$ 1,427,141	$ 0